Debt - Summary of Short- and Long-Term Debt (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Total Debt	$ 510,589,480,000	$ 564,030,102,000
Less: Short-term debt and current portion of long-term debt	102,024,414,000	145,222,672,000	$ 5,255
Long-term debt	408,565,066,000	418,807,430,000	$ 21,045
Hybrid Notes [member]
Disclosure of detailed information about borrowings [line items]
Total Debt		12,882,081,000
Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Total Debt	17,076,000,000	84,856,000,000
Less: Short-term debt and current portion of long-term debt	65,325,561,000	84,856,270,000
Finance Lease [member]
Disclosure of detailed information about borrowings [line items]
Less: Short-term debt and current portion of long-term debt	0	13,350,000
Line of credit and others [member]
Disclosure of detailed information about borrowings [line items]
Total Debt	71,560,463,000	84,904,014,000
U.S. dollars [member]
Disclosure of detailed information about borrowings [line items]
Total Debt	$ 164,945,155,000	$ 159,533,549,000
U.S. dollars [member] | Fixed-rate Senior notes interest rate 3.625% maturing 2029 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.625%	3.625%	3.625%
Borrowings maturity	2029	2029
Total Debt	$ 19,414,300,000	$ 20,583,500,000
U.S. dollars [member] | Fixed-rate Senior notes interest rate 6.375% maturing 2035 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	6.375%	6.375%	6.375%
Borrowings maturity	2035	2035
Total Debt	$ 19,051,835,000	$ 20,199,206,000
U.S. dollars [member] | Fixed-rate Senior notes interest rate 6.125% maturing 2037 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	6.125%	6.125%	6.125%
Borrowings maturity	2037	2037
Total Debt	$ 7,168,245,000	$ 7,599,943,000
U.S. dollars [member] | Fixed-rate Senior notes interest rate 6.125% maturing 2040 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	6.125%	6.125%	6.125%
Borrowings maturity	2040	2040
Total Debt	$ 38,741,430,000	$ 41,167,000,000
U.S. dollars [member] | Fixed Rate Senior Notes Interest Rate 4.375% Maturing 2042 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.375%	4.375%	4.375%
Borrowings maturity	2042	2042
Total Debt	$ 22,326,445,000	$ 23,671,025,000
U.S. dollars [member] | Fixed-rate Senior notes interest rate 4.375% maturing 2049 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.375%	4.375%	4.375%
Borrowings maturity	2049	2049
Total Debt	$ 24,267,875,000	$ 25,729,375,000
U.S. dollars [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	5.05%		5.05%
Borrowings maturity	2023	2022
Total Debt	$ 491,750,000	$ 14,723,980,000
U.S. dollars [member] | Fixed-rate Senior notes interest rate 2.875% maturing 2030
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.875%		2.875%
U.S. dollars [member] | Fixed Rate Senior Notes Interest Rate 2.875% Maturing 2030
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		2.875%
Borrowings maturity	2030	2030
Total Debt	$ 19,414,300,000	$ 20,583,500,000
U.S. dollars [member] | Fixed rate senior notes interest rate 4.700% maturing 2032 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.70%		4.70%
Borrowings maturity	2032
Total Debt	$ 14,560,725,000
U.S. dollars [member] | Bottom of range [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		0.35%
U.S. dollars [member] | Top of range [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		0.70%
Mexican pesos [member]
Disclosure of detailed information about borrowings [line items]
Total Debt	$ 53,554,397,000	$ 51,656,585,000
Mexican pesos [member] | Fixed Rate Senior Notes Interest Rate 6.450% Maturing 2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		6.45%
Borrowings maturity		2022
Total Debt		$ 22,500,000,000
Mexican pesos [member] | Fixed Rate Senior Notes Interest Rate 7.125% Maturing 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	7.125%	7.125%	7.125%
Borrowings maturity	2024	2024
Total Debt	$ 11,000,000,000	$ 11,000,000,000
Mexican pesos [member] | Domestic Senior Notes Interest Rate 0.000% Maturing 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	0.00%	0.00%	0.00%
Borrowings maturity	2025	2025
Total Debt	$ 5,683,928,000	$ 5,284,885,000
Mexican pesos [member] | Fixed Rate Senior Notes Interest Rate 8.460% Maturing 2036 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	8.46%	8.46%	8.46%
Borrowings maturity	2036	2036
Total Debt	$ 7,871,700,000	$ 7,871,700,000
Mexican pesos [member] | Domestic Senior Notes Interest Rate 8.360% Maturing 2037 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	8.36%	8.36%	8.36%
Borrowings maturity	2037	2037
Total Debt	$ 4,964,352,000	$ 5,000,000,000
Mexican pesos [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity	2023	2022
Total Debt	$ 43,580,000,000	$ 34,080,000,000
Mexican pesos [member] | Domestic senior notes interest rate 0.050% maturing 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity	2024
Total Debt	$ 1,920,231,000
Mexican pesos [member] | Domestic Senior Notes Interest Rate 0.300% Maturing 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity	2025
Total Debt	$ 335,731,000
Mexican pesos [member] | Domestic Senior Notes Interest Rate 9.520% Maturing 2032 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	9.52%		9.52%
Borrowings maturity	2032
Total Debt	$ 14,679,166,000
Mexican pesos [member] | Domestic Senior Notes Interest Rate 4.840% Maturing 2037 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.84%		4.84%
Borrowings maturity	2037
Total Debt	$ 7,099,289,000
Euros [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		0.00%
Total Debt	$ 129,358,533,000	$ 167,396,781,000
Euros [member] | Hybrid Notes [member]
Disclosure of detailed information about borrowings [line items]
Total Debt		$ 12,882,081,000
Euros [member] | Fixed rate senior notes interest rate 4.000% maturing 2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		4.00%
Borrowings maturity		2022
Total Debt		$ 17,566,473,000
Euros [member] | Fixed rate senior notes interest rate 3.500% maturing 2023 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.50%	3.50%	3.50%
Borrowings maturity	2023	2023
Total Debt	$ 6,234,902,000	$ 7,026,589,000
Euros [member] | Fixed rate senior notes interest rate 3.259% maturing 2023 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.259%	3.259%	3.259%
Borrowings maturity	2023	2023
Total Debt	$ 15,587,256,000	$ 17,566,474,000
Euros [member] | Fixed rate senior notes interest rate 1.500% maturing 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.50%	1.50%	1.50%
Borrowings maturity	2024	2024
Total Debt	$ 17,665,557,000	$ 19,908,670,000
Euros [member] | Fixed rate senior notes interest rate 1.500% maturing 2026 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.50%	1.50%	1.50%
Borrowings maturity	2026	2026
Total Debt	$ 15,587,256,000	$ 17,566,473,000
Euros [member] | Fixed rate senior notes interest rate 0.750% maturing 2027 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	0.75%	0.75%	0.75%
Borrowings maturity	2027	2027
Total Debt	$ 15,708,525,000	$ 23,421,965,000
Euros [member] | Fixed rate senior notes interest rate 2.125% maturing 2028 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.125%	2.125%	2.125%
Borrowings maturity	2028	2028
Total Debt	$ 12,395,194,000	$ 15,224,277,000
Euros [member] | Euro Nc10 series B capital securities interest rate 6.375% maturing 2073 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		6.375%
Euros [member] | Euro Nc10 series B capital securities interest rate 6.375% maturing 2073 [member] | Hybrid Notes [member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity		2073
Total Debt		$ 12,882,081,000
Euros [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity		2022
Total Debt	$ 17,052,458,000	$ 18,737,572,000
Euros [member] | Exchangable Bonds Interest Rate 0.000% Maturing 2024
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	0.00%		0.00%
Borrowings maturity	2024	2024
Total Debt	$ 43,581,968,000	$ 49,115,860,000
Euros [member] | Commercial Paper Four Interest Rate 2.020% Maturing 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.02%		2.02%
Borrowings maturity	2023
Total Debt	$ 519,575,000
Euros [member] | Commercial Paper Four Interest Rate 2.010% Maturing 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.01%		2.01%
Borrowings maturity	2023
Total Debt	$ 1,039,150,000
Euros [member] | Commercial Paper Four Interest Rate 2.270% Maturing 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.27%		2.27%
Borrowings maturity	2023
Total Debt	$ 519,575,000
Euros [member] | Commercial Paper Four Interest Rate 2.150% Maturing 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.15%		2.15%
Borrowings maturity	2023
Total Debt	$ 519,575,000
Euros [member] | Bottom of range [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.083%	0.40%	2.083%
Borrowings maturity	2023
Euros [member] | Top of range [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.65%	0.45%	2.65%
Borrowings maturity	2024
Pound sterling [member]
Disclosure of detailed information about borrowings [line items]
Total Debt	$ 51,608,257,000	$ 61,268,846,000
Pound sterling [member] | Fixed rate senior notes interest rate 5.000% maturing 2026 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	5.00%	5.00%	5.00%
Borrowings maturity	2026	2026
Total Debt	$ 11,729,149,000	$ 13,924,738,000
Pound sterling [member] | Fixed rate senior notes interest rate 5.750% maturing 2030 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	5.75%	5.75%	5.75%
Borrowings maturity	2030	2030
Total Debt	$ 15,247,894,000	$ 18,102,159,000
Pound sterling [member] | Fixed rate senior notes interest rate 4.948% maturing 2033 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.375%	4.948%	4.375%
Borrowings maturity	2033	2033
Total Debt	$ 7,037,490,000	$ 8,354,843,000
Pound sterling [member] | Fixed rate senior notes interest rate 4.375% maturing 2041 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.948%	4.375%	4.948%
Borrowings maturity	2041	2041
Total Debt	$ 17,593,724,000	$ 20,887,106,000
Brazilian reais [member]
Disclosure of detailed information about borrowings [line items]
Total Debt	$ 33,673,729,000	$ 20,286,578,000
Brazilian reais [member] | Promissory Note 106.000% of CDI maturing 2022 [member]
Disclosure of detailed information about borrowings [line items]
Interbank certificate of deposit interest rate basis		106.000% of CDI
Total Debt		$ 7,376,937,000
Brazilian reais [member] | Promissory Note 106.500% of CDI maturing 2022 [member]
Disclosure of detailed information about borrowings [line items]
Interbank certificate of deposit interest rate basis		106.500% of CDI
Brazilian reais [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	13.32%		13.32%
Borrowings maturity	2023
Total Debt	$ 6,105,177,000
Brazilian reais [member] | Debenture 106.500% of CDI maturing 2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity		2022
Total Debt		$ 3,688,469,000
Brazilian reais [member] | Debenture CDI + 0.960% maturing 2022 [member]
Disclosure of detailed information about borrowings [line items]
Interbank certificate of deposit interest rate basis		CDI + 0.960%
Borrowings maturity		2022
Adjustment of interbank certificate of deposit		0.96%
Total Debt		$ 9,221,172,000
Brazilian reais [member] | Debenture CDI + 0.960% Maturing 2021
Disclosure of detailed information about borrowings [line items]
Borrowings maturity		2022
Brazilian reais [member] | Debenture CDI + 1.350% Maturing 2023
Disclosure of detailed information about borrowings [line items]
Interbank certificate of deposit interest rate basis	CDI + 1.350
Borrowings maturity	2023
Adjustment of interbank certificate of deposit	1.35%
Total Debt	$ 9,302,135,000
Brazilian reais [member] | Promissory Note CDI + 1.000% maturing 2023
Disclosure of detailed information about borrowings [line items]
Interbank certificate of deposit interest rate basis	CDI + 1.000
Borrowings maturity	2023
Adjustment of interbank certificate of deposit	1.00%
Total Debt	$ 2,976,683,000
Brazilian reais [member] | Debenture CDI + 1.400% Maturing 2024
Disclosure of detailed information about borrowings [line items]
Interbank certificate of deposit interest rate basis	CDI + 1.400
Borrowings maturity	2024
Adjustment of interbank certificate of deposit	1.40%
Total Debt	$ 15,813,630,000
Brazilian reais [member] | Debenture CDI + 1.370% Maturing 2025
Disclosure of detailed information about borrowings [line items]
Interbank certificate of deposit interest rate basis	CDI + 1.370
Borrowings maturity	2025
Adjustment of interbank certificate of deposit	1.37%
Total Debt	$ 5,581,281,000
Japanese yen [member]
Disclosure of detailed information about borrowings [line items]
Total Debt	$ 1,924,847,000	$ 2,325,617,000
Japanese yen [member] | Fixed rate senior notes interest rate 2.950% maturing 2039 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.95%	2.95%	2.95%
Borrowings maturity	2039	2039
Total Debt	$ 1,924,847,000	$ 2,325,617,000
Chilean pesos [member]
Disclosure of detailed information about borrowings [line items]
Total Debt	$ 3,964,099,000	$ 3,776,051,000
Chilean pesos [member] | Fixed rate senior notes interest rate 3.961% maturing 2035 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.00%	3.961%	4.00%
Borrowings maturity		2035
Total Debt		$ 3,776,051,000
Chilean pesos [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity		2022
Total Debt		$ 7,419,372,000
Chilean pesos [member] | Finance Lease [member]
Disclosure of detailed information about borrowings [line items]
Total Debt		$ 47,743,000
Chilean pesos [member] | Fixed rate senior notes interest rate 4.000% maturing 2035
Disclosure of detailed information about borrowings [line items]
Borrowings maturity	2035
Total Debt	$ 3,964,099,000
Chilean pesos [member] | Bottom of range [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		8.70%
Chilean pesos [member] | Bottom of range [member] | Finance Lease [member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity		2022
Chilean pesos [member] | Top of range [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		8.97%
Chilean pesos [member] | Top of range [member] | Finance Lease [member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity		2027
Other currencies [member]
Disclosure of detailed information about borrowings [line items]
Total Debt	5,888,946,000	$ 6,101,668,000
Less: Short-term debt and current portion of long-term debt	102,024,414,000	145,222,672,000
Long-term debt	$ 408,565,066,000	$ 418,807,430,000
Other currencies [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	11.00%	15.79%	11.00%
Borrowings maturity	2023	2022
Total Debt	$ 23,543,000	$ 80,279,000
Peruvian Soles [Member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	6.00%		6.00%
Borrowings maturity	2023	2022
Total Debt	$ 4,142,056,000	$ 9,815,068,000
Peruvian Soles [Member] | Bottom of range [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		0.976%
Peruvian Soles [Member] | Top of range [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		1.045%
Colombia, Pesos | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity	2023
Total Debt	$ 165,479,000